Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 10.1%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	104,103	2,939,869
Verizon Communications, Inc.	61,389	2,698,046
		5,637,915
Entertainment 1.6%
Electronic Arts, Inc.	3,279	661,374
Live Nation Entertainment, Inc.*	2,296	375,166
Netflix, Inc.*	6,184	7,414,121
Take-Two Interactive Software, Inc.*	2,519	650,809
TKO Group Holdings, Inc.	987	199,335
Walt Disney Co.	26,169	2,996,351
Warner Bros Discovery, Inc.*	36,037	703,803
		13,000,959
Interactive Media & Services 7.2%
Alphabet, Inc. "A"	84,693	20,588,868
Alphabet, Inc. "C"	67,972	16,554,581
Match Group, Inc.	3,501	123,655
Meta Platforms, Inc. "A"	31,579	23,190,986
		60,458,090
Media 0.4%
Charter Communications, Inc. "A"*	1,352	371,942
Comcast Corp. "A"	53,602	1,684,175
Fox Corp. "A"	3,220	203,053
Fox Corp. "B"	2,161	123,804
Interpublic Group of Companies, Inc.	5,490	153,226
News Corp. "A"	5,636	173,081
News Corp. "B"	1,647	56,904
Omnicom Group, Inc. (a)	2,829	230,648
Paramount Skydance Corp. "B"	4,493	85,008
Trade Desk, Inc. "A"*	6,578	322,388
		3,404,229
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	7,043	1,685,953
Consumer Discretionary 10.5%
Automobile Components 0.0%
Aptiv PLC*	3,238	279,180
Automobiles 2.3%
Ford Motor Co.	57,438	686,958
General Motors Co.	13,850	844,435
Tesla, Inc.*	40,838	18,161,475
		19,692,868

Broadline Retail 3.8%
Amazon.com, Inc.*	141,302	31,025,680
eBay, Inc.	6,655	605,273
		31,630,953
Distributors 0.1%
Genuine Parts Co.	2,051	284,269
LKQ Corp.	3,717	113,517
Pool Corp.	479	148,523
		546,309
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. "A"*	6,309	766,039
Booking Holdings, Inc.	472	2,548,455
Carnival Corp.*	15,809	457,038
Chipotle Mexican Grill, Inc.*	19,502	764,283
Darden Restaurants, Inc.	1,724	328,181
Domino's Pizza, Inc.	455	196,428
DoorDash, Inc. "A"*	5,387	1,465,210
Expedia Group, Inc.	1,720	367,650
Hilton Worldwide Holdings, Inc.	3,422	887,804
Las Vegas Sands Corp.	4,485	241,248
Marriott International, Inc. "A" (a)	3,279	853,983
McDonald's Corp.	10,386	3,156,202
MGM Resorts International*	3,117	108,035
Norwegian Cruise Line Holdings Ltd.*	6,402	157,681
Royal Caribbean Cruises Ltd.	3,662	1,184,950
Starbucks Corp.	16,546	1,399,792
Wynn Resorts Ltd.	1,224	157,002
Yum! Brands, Inc.	4,074	619,248
		15,659,229
Household Durables 0.3%
D.R. Horton, Inc.	4,017	680,761
Garmin Ltd.	2,383	586,742
Lennar Corp. "A"	3,298	415,680
Mohawk Industries, Inc.*	752	96,948
NVR, Inc.*	42	337,456
PulteGroup, Inc.	2,869	379,081
		2,496,668
Leisure Products 0.0%
Hasbro, Inc.	1,927	146,163
Specialty Retail 1.8%
AutoZone, Inc.*	244	1,046,818
Best Buy Co., Inc.	2,840	214,761
CarMax, Inc.*	2,288	102,663
Home Depot, Inc.	14,483	5,868,367
Lowe's Companies, Inc.	8,151	2,048,428
O'Reilly Automotive, Inc.*	12,359	1,332,424
Ross Stores, Inc.	4,764	725,986
TJX Companies, Inc.	16,244	2,347,908
Tractor Supply Co.	7,712	438,581
Ulta Beauty, Inc.*	660	360,855
Williams-Sonoma, Inc.	1,831	357,869
		14,844,660
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,215	224,535
Lululemon Athletica, Inc.*	1,635	290,916

NIKE, Inc. "B"	17,385	1,212,256
Ralph Lauren Corp.	565	177,161
Tapestry, Inc.	3,065	347,019
		2,251,887
Consumer Staples 4.9%
Beverages 1.0%
Brown-Forman Corp. "B"	2,697	73,035
Coca-Cola Co.	56,351	3,737,198
Constellation Brands, Inc. "A"	2,079	279,979
Keurig Dr Pepper, Inc.	19,790	504,843
Molson Coors Beverage Co. "B" (a)	2,573	116,428
Monster Beverage Corp.*	10,408	700,563
PepsiCo, Inc.	19,919	2,797,424
		8,209,470
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	6,454	5,974,016
Dollar General Corp.	3,206	331,340
Dollar Tree, Inc.*	2,860	269,898
Kroger Co.	8,962	604,129
Sysco Corp.	6,962	573,251
Target Corp.	6,614	593,276
Walmart, Inc.	63,887	6,584,194
		14,930,104
Food Products 0.5%
Archer-Daniels-Midland Co.	7,060	421,764
Bunge Global SA	2,043	165,994
Conagra Brands, Inc.	7,174	131,356
General Mills, Inc.	7,806	393,578
Hormel Foods Corp.	4,199	103,883
Kellanova	3,918	321,354
Kraft Heinz Co.	12,319	320,787
Lamb Weston Holdings, Inc.	2,070	120,226
McCormick & Co., Inc.	3,656	244,623
Mondelez International, Inc. "A"	18,834	1,176,560
The Campbell's Co.	2,862	90,382
The Hershey Co.	2,169	405,711
The J.M. Smucker Co.	1,581	171,697
Tyson Foods, Inc. "A"	4,169	226,377
		4,294,292
Household Products 0.9%
Church & Dwight Co., Inc.	3,597	315,205
Clorox Co.	1,810	223,173
Colgate-Palmolive Co.	11,726	937,377
Kimberly-Clark Corp.	4,844	602,303
Procter & Gamble Co.	34,088	5,237,621
		7,315,679
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,409	300,401
Kenvue, Inc.	27,953	453,677
		754,078
Tobacco 0.6%
Altria Group, Inc.	24,457	1,615,629
Philip Morris International, Inc.	22,654	3,674,479
		5,290,108

Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,371	700,155
Halliburton Co.	12,206	300,268
Schlumberger NV	21,760	747,891
		1,748,314
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	5,377	130,554
Chevron Corp.	28,009	4,349,518
ConocoPhillips	18,166	1,718,322
Coterra Energy, Inc.	10,992	259,961
Devon Energy Corp.	9,226	323,464
Diamondback Energy, Inc.	2,750	393,525
EOG Resources, Inc.	7,954	891,802
EQT Corp.	9,079	494,170
Expand Energy Corp.	3,464	368,015
Exxon Mobil Corp.	62,042	6,995,236
Kinder Morgan, Inc.	28,437	805,051
Marathon Petroleum Corp.	4,413	850,562
Occidental Petroleum Corp.	10,557	498,818
ONEOK, Inc.	9,258	675,556
Phillips 66	5,924	805,782
Targa Resources Corp.	3,131	524,568
Texas Pacific Land Corp.	283	264,220
Valero Energy Corp.	4,519	769,405
Williams Companies, Inc.	17,778	1,126,236
		22,244,765
Financials 13.5%
Banks 3.5%
Bank of America Corp.	99,183	5,116,851
Citigroup, Inc.	26,802	2,720,403
Citizens Financial Group, Inc.	6,255	332,516
Fifth Third Bancorp.	9,594	427,413
Huntington Bancshares, Inc.	21,357	368,835
JPMorgan Chase & Co.	40,021	12,623,824
KeyCorp.	13,597	254,128
M&T Bank Corp.	2,268	448,202
PNC Financial Services Group, Inc.	5,741	1,153,539
Regions Financial Corp.	13,266	349,824
Truist Financial Corp.	18,810	859,993
U.S. Bancorp.	22,516	1,088,198
Wells Fargo & Co.	46,636	3,909,030
		29,652,756
Capital Markets 3.5%
Ameriprise Financial, Inc.	1,372	673,995
Bank of New York Mellon Corp.	10,271	1,119,128
Blackrock, Inc.	2,096	2,443,663
Blackstone, Inc.	10,699	1,827,924
Cboe Global Markets, Inc.	1,542	378,175
Charles Schwab Corp.	24,836	2,371,093
CME Group, Inc.	5,247	1,417,687
Coinbase Global, Inc. "A"*	3,292	1,111,017
FactSet Research Systems, Inc.	554	158,715
Franklin Resources, Inc.	4,481	103,646

Interactive Brokers Group, Inc. "A"	6,400	440,384
Intercontinental Exchange, Inc.	8,333	1,403,944
Invesco Ltd.	6,718	154,111
KKR & Co., Inc.	9,974	1,296,121
Moody's Corp.	2,245	1,069,698
Morgan Stanley	17,660	2,807,234
MSCI, Inc.	1,125	638,336
Nasdaq, Inc.	6,599	583,682
Northern Trust Corp.	2,786	374,996
Raymond James Financial, Inc.	2,583	445,826
Robinhood Markets, Inc. "A"*	11,265	1,612,923
S&P Global, Inc.	4,547	2,213,070
State Street Corp.	4,121	478,077
T. Rowe Price Group, Inc.	3,190	327,422
The Goldman Sachs Group, Inc.	4,406	3,508,718
		28,959,585
Consumer Finance 0.6%
American Express Co.	7,897	2,623,068
Capital One Financial Corp.	9,306	1,978,269
Synchrony Financial	5,425	385,446
		4,986,783
Financial Services 4.0%
Apollo Global Management, Inc.	6,700	892,909
Berkshire Hathaway, Inc. "B"*	26,687	13,416,622
Block, Inc.*	7,999	578,088
Corpay, Inc.*	1,024	294,973
Fidelity National Information Services, Inc.	7,698	507,606
Fiserv, Inc.*	7,912	1,020,094
Global Payments, Inc.	3,621	300,833
Jack Henry & Associates, Inc.	1,052	156,674
Mastercard, Inc. "A"	12,015	6,834,252
PayPal Holdings, Inc.*	13,908	932,671
Visa, Inc. "A"	24,723	8,439,938
		33,374,660
Insurance 1.9%
Aflac, Inc.	7,035	785,809
Allstate Corp.	3,850	826,402
American International Group, Inc.	8,096	635,860
Aon PLC "A"	3,142	1,120,374
Arch Capital Group Ltd.	5,483	497,473
Arthur J. Gallagher & Co.	3,709	1,148,826
Assurant, Inc.	746	161,584
Brown & Brown, Inc.	4,269	400,390
Chubb Ltd.	5,407	1,526,126
Cincinnati Financial Corp.	2,234	353,195
Erie Indemnity Co. "A"	365	116,128
Everest Group Ltd.	611	213,991
Globe Life, Inc.	1,221	174,566
Hartford Insurance Group, Inc.	4,110	548,233
Loews Corp.	2,458	246,759
Marsh & McLennan Companies, Inc.	7,166	1,444,164
MetLife, Inc.	8,059	663,820
Principal Financial Group, Inc.	2,909	241,185
Progressive Corp.	8,537	2,108,212
Prudential Financial, Inc.	5,151	534,365
Travelers Companies, Inc.	3,285	917,238

W.R. Berkley Corp.	4,289	328,623
Willis Towers Watson PLC	1,423	491,575
		15,484,898
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	25,711	5,953,125
Amgen, Inc.	7,836	2,211,319
Biogen, Inc.*	2,144	300,331
Gilead Sciences, Inc.	18,065	2,005,215
Incyte Corp.*	2,312	196,081
Moderna, Inc.*	5,108	131,940
Regeneron Pharmaceuticals, Inc.	1,482	833,284
Vertex Pharmaceuticals, Inc.*	3,731	1,461,209
		13,092,504
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	25,331	3,392,834
Align Technology, Inc.*	1,026	128,476
Baxter International, Inc.	7,493	170,616
Becton Dickinson & Co.	4,197	785,553
Boston Scientific Corp.*	21,556	2,104,512
Cooper Companies, Inc.*	2,937	201,361
Dexcom, Inc.*	5,736	385,975
Edwards Lifesciences Corp.*	8,542	664,311
GE HealthCare Technologies, Inc.	6,731	505,498
Hologic, Inc.*	3,239	218,600
IDEXX Laboratories, Inc.*	1,164	743,668
Insulet Corp.*	1,022	315,522
Intuitive Surgical, Inc.*	5,216	2,332,752
Medtronic PLC	18,650	1,776,226
ResMed, Inc.	2,148	587,972
Solventum Corp.*	2,160	157,680
STERIS PLC	1,439	356,066
Stryker Corp.	5,005	1,850,198
Zimmer Biomet Holdings, Inc.	2,929	288,507
		16,966,327
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	3,496	548,732
Cencora, Inc.	2,824	882,585
Centene Corp.*	6,792	242,339
Cigna Group	3,887	1,120,428
CVS Health Corp.	18,446	1,390,644
DaVita, Inc.*	522	69,358
Elevance Health, Inc.	3,278	1,059,187
HCA Healthcare, Inc.	2,385	1,016,487
Henry Schein, Inc.*	1,501	99,622
Humana, Inc.	1,777	462,322
Labcorp Holdings, Inc.	1,236	354,806
McKesson Corp.	1,811	1,399,070
Molina Healthcare, Inc.*	826	158,063
Quest Diagnostics, Inc.	1,619	308,549
UnitedHealth Group, Inc.	13,181	4,551,399
Universal Health Services, Inc. "B"	822	168,050
		13,831,641
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	4,130	530,085

Bio-Techne Corp.	2,311	128,561
Charles River Laboratories International, Inc.*	731	114,372
Danaher Corp.	9,273	1,838,465
IQVIA Holdings, Inc.*	2,473	469,722
Mettler-Toledo International, Inc.*	300	368,283
Revvity, Inc. (a)	1,690	148,128
Thermo Fisher Scientific, Inc.	5,495	2,665,185
Waters Corp.*	870	260,835
West Pharmaceutical Services, Inc.	1,058	277,545
		6,801,181
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	29,635	1,336,539
Eli Lilly & Co.	11,570	8,827,910
Johnson & Johnson	35,053	6,499,527
Merck & Co., Inc.	36,353	3,051,107
Pfizer, Inc.	82,803	2,109,820
Viatris, Inc.	17,411	172,369
Zoetis, Inc.	6,446	943,179
		22,940,451
Industrials 8.3%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	1,142	819,545
Boeing Co.*	11,002	2,374,562
GE Aerospace	15,431	4,641,953
General Dynamics Corp.	3,694	1,259,654
Howmet Aerospace, Inc.	5,865	1,150,889
Huntington Ingalls Industries, Inc.	570	164,109
L3Harris Technologies, Inc.	2,720	830,715
Lockheed Martin Corp.	2,989	1,492,139
Northrop Grumman Corp.	1,958	1,193,048
RTX Corp.	19,475	3,258,752
Textron, Inc.	2,530	213,760
TransDigm Group, Inc.	822	1,083,412
		18,482,538
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	1,714	226,934
Expeditors International of Washington, Inc.	1,955	239,664
FedEx Corp.	3,167	746,810
United Parcel Service, Inc. "B"	10,763	899,033
		2,112,441
Building Products 0.5%
A.O. Smith Corp.	1,731	127,073
Allegion PLC	1,268	224,880
Builders FirstSource, Inc.*	1,608	194,970
Carrier Global Corp.	11,763	702,251
Johnson Controls International PLC	9,528	1,047,604
Lennox International, Inc.	459	242,976
Masco Corp.	3,063	215,604
Trane Technologies PLC	3,240	1,367,150
		4,122,508
Commercial Services & Supplies 0.5%
Cintas Corp.	4,977	1,021,579
Copart, Inc.*	13,007	584,925
Republic Services, Inc.	2,937	673,983
Rollins, Inc.	4,141	243,242

Veralto Corp.	3,615	385,395
Waste Management, Inc.	5,364	1,184,532
		4,093,656
Construction & Engineering 0.2%
EMCOR Group, Inc.	652	423,500
Quanta Services, Inc.	2,170	899,292
		1,322,792
Electrical Equipment 0.9%
AMETEK, Inc.	3,360	631,680
Eaton Corp. PLC	5,666	2,120,500
Emerson Electric Co.	8,234	1,080,136
GE Vernova, Inc.	3,962	2,436,234
Generac Holdings, Inc.*	869	145,471
Hubbell, Inc.	792	340,805
Rockwell Automation, Inc.	1,647	575,676
		7,330,502
Ground Transportation 0.9%
CSX Corp.	27,195	965,694
J.B. Hunt Transport Services, Inc.	1,096	147,050
Norfolk Southern Corp.	3,263	980,238
Old Dominion Freight Line, Inc.	2,702	380,388
Uber Technologies, Inc.*	30,349	2,973,291
Union Pacific Corp.	8,645	2,043,419
		7,490,080
Industrial Conglomerates 0.4%
3M Co.	7,756	1,203,576
Honeywell International, Inc.	9,243	1,945,652
		3,149,228
Machinery 1.5%
Caterpillar, Inc.	6,820	3,254,163
Cummins, Inc.	2,005	846,852
Deere & Co.	3,668	1,677,230
Dover Corp.	1,967	328,155
Fortive Corp.	4,888	239,463
IDEX Corp.	1,114	181,315
Illinois Tool Works, Inc.	3,873	1,009,923
Ingersoll Rand, Inc.	5,263	434,829
Nordson Corp.	762	172,936
Otis Worldwide Corp.	5,748	525,540
PACCAR, Inc.	7,662	753,328
Parker-Hannifin Corp.	1,866	1,414,708
Pentair PLC	2,371	262,612
Snap-on, Inc.	768	266,135
Stanley Black & Decker, Inc.	2,310	171,702
Westinghouse Air Brake Technologies Corp.	2,515	504,182
Xylem, Inc.	3,545	522,887
		12,565,960
Passenger Airlines 0.1%
Delta Air Lines, Inc.	9,451	536,344
Southwest Airlines Co.	7,638	243,729
United Airlines Holdings, Inc.*	4,708	454,322
		1,234,395
Professional Services 0.6%
Automatic Data Processing, Inc.	5,902	1,732,237
Broadridge Financial Solutions, Inc.	1,688	402,031
Dayforce, Inc.*	2,239	154,245

Equifax, Inc.	1,794	460,215
Jacobs Solutions, Inc.	1,743	261,206
Leidos Holdings, Inc.	1,877	354,678
Paychex, Inc.	4,702	596,026
Paycom Software, Inc.	725	150,901
Verisk Analytics, Inc.	2,026	509,559
		4,621,098
Trading Companies & Distributors 0.3%
Fastenal Co.	16,700	818,968
United Rentals, Inc.	936	893,562
W.W. Grainger, Inc.	635	605,129
		2,317,659
Information Technology 34.6%
Communications Equipment 0.9%
Arista Networks, Inc.*	15,000	2,185,650
Cisco Systems, Inc.	57,659	3,945,028
F5, Inc.*	852	275,358
Motorola Solutions, Inc.	2,427	1,109,843
		7,515,879
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	17,796	2,202,255
CDW Corp.	1,909	304,066
Corning, Inc.	11,377	933,255
Jabil, Inc.	1,554	337,482
Keysight Technologies, Inc.*	2,507	438,525
TE Connectivity PLC	4,298	943,540
Teledyne Technologies, Inc.*	673	394,405
Trimble, Inc.*	3,456	282,182
Zebra Technologies Corp. "A"*	743	220,790
		6,056,500
IT Services 0.9%
Accenture PLC "A"	9,064	2,235,183
Akamai Technologies, Inc.*	2,087	158,111
Cognizant Technology Solutions Corp. "A"	7,119	477,471
EPAM Systems, Inc.*	811	122,291
Gartner, Inc.*	1,100	289,157
GoDaddy, Inc. "A"*	2,006	274,481
International Business Machines Corp.	13,558	3,825,525
VeriSign, Inc.	1,235	345,269
		7,727,488
Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc.*	23,618	3,821,156
Analog Devices, Inc.	7,220	1,773,954
Applied Materials, Inc.	11,680	2,391,363
Broadcom, Inc.	68,481	22,592,567
First Solar, Inc.*	1,576	347,555
Intel Corp.*	63,696	2,137,001
KLA Corp.	1,920	2,070,912
Lam Research Corp.	18,417	2,466,036
Microchip Technology, Inc.	7,850	504,127
Micron Technology, Inc.	16,287	2,725,141
Monolithic Power Systems, Inc.	701	645,369
NVIDIA Corp.	355,253	66,283,105
NXP Semiconductors NV	3,668	835,313
ON Semiconductor Corp.*	5,949	293,345

QUALCOMM, Inc.	15,694	2,610,854
Skyworks Solutions, Inc.	2,162	166,431
Teradyne, Inc.	2,309	317,811
Texas Instruments, Inc.	13,231	2,430,931
		114,412,971
Software 11.4%
Adobe, Inc.*	6,173	2,177,526
AppLovin Corp. "A"*	3,940	2,831,048
Autodesk, Inc.*	3,121	991,448
Cadence Design Systems, Inc.*	3,966	1,393,097
Crowdstrike Holdings, Inc. "A"*	3,627	1,778,608
Datadog, Inc. "A"*	4,689	667,714
Fair Isaac Corp.*	349	522,289
Fortinet, Inc.*	9,478	796,910
Gen Digital, Inc.	8,224	233,479
Intuit, Inc.	4,060	2,772,615
Microsoft Corp.	108,224	56,054,621
Oracle Corp.	24,118	6,782,946
Palantir Technologies, Inc. "A"*	33,100	6,038,102
Palo Alto Networks, Inc.*	9,722	1,979,594
PTC, Inc.*	1,767	358,736
Roper Technologies, Inc.	1,570	782,943
Salesforce, Inc.	13,912	3,297,144
ServiceNow, Inc.*	3,027	2,785,688
Synopsys, Inc.*	2,700	1,332,256
Tyler Technologies, Inc.*	628	328,544
Workday, Inc. "A"*	3,168	762,633
		94,667,941
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	216,070	55,017,904
Dell Technologies, Inc. "C"	4,449	630,735
Hewlett Packard Enterprise Co.	19,264	473,124
HP, Inc.	13,785	375,365
NetApp, Inc.	2,913	345,074
Seagate Technology Holdings PLC	3,100	731,786
Super Micro Computer, Inc.*	7,297	349,818
Western Digital Corp.	5,048	606,063
		58,529,869
Materials 1.8%
Chemicals 1.1%
Air Products & Chemicals, Inc.	3,260	889,067
Albemarle Corp. (a)	1,642	133,133
CF Industries Holdings, Inc.	2,437	218,599
Corteva, Inc.	9,827	664,600
Dow, Inc.	10,278	235,675
DuPont de Nemours, Inc.	6,157	479,630
Eastman Chemical Co.	1,667	105,104
Ecolab, Inc.	3,696	1,012,187
International Flavors & Fragrances, Inc.	3,726	229,298
Linde PLC	6,831	3,244,725
LyondellBasell Industries NV "A"	3,721	182,478
Mosaic Co.	4,733	164,141
PPG Industries, Inc.	3,316	348,545
Sherwin-Williams Co.	3,374	1,168,281
		9,075,463

Construction Materials 0.1%
Martin Marietta Materials, Inc.	880	554,646
Vulcan Materials Co.	1,911	587,862
		1,142,508
Containers & Packaging 0.2%
Amcor PLC	34,056	278,578
Avery Dennison Corp.	1,109	179,847
Ball Corp.	3,920	197,646
International Paper Co.	7,753	359,739
Packaging Corp. of America	1,311	285,706
Smurfit WestRock PLC	7,610	323,958
		1,625,474
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	21,056	825,816
Newmont Corp.	15,999	1,348,876
Nucor Corp.	3,322	449,898
Steel Dynamics, Inc.	2,037	284,019
		2,908,609
Real Estate 1.9%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,242	186,848
Healthpeak Properties, Inc.	10,288	197,015
Ventas, Inc.	6,563	459,345
Welltower, Inc.	9,737	1,734,549
		2,577,757
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	9,322	158,660
Industrial REITs 0.2%
Prologis, Inc.	13,504	1,546,478
Office REITs 0.0%
BXP, Inc.	2,083	154,850
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,266	672,151
CoStar Group, Inc.*	6,218	524,613
		1,196,764
Residential REITs 0.2%
AvalonBay Communities, Inc.	2,084	402,566
Camden Property Trust	1,548	165,296
Equity Residential	5,030	325,592
Essex Property Trust, Inc.	950	254,277
Invitation Homes, Inc.	8,028	235,461
Mid-America Apartment Communities, Inc.	1,733	242,152
UDR, Inc.	4,532	168,862
		1,794,206
Retail REITs 0.3%
Federal Realty Investment Trust	1,184	119,951
Kimco Realty Corp.	9,655	210,962
Realty Income Corp.	13,365	812,458
Regency Centers Corp.	2,355	171,680
Simon Property Group, Inc.	4,757	892,746
		2,207,797

Specialized REITs 0.8%
American Tower Corp.	6,814	1,310,468
Crown Castle, Inc.	6,404	617,922
Digital Realty Trust, Inc.	4,678	808,733
Equinix, Inc.	1,424	1,115,334
Extra Space Storage, Inc.	3,063	431,699
Iron Mountain, Inc.	4,321	440,483
Public Storage	2,293	662,333
SBA Communications Corp.	1,559	301,433
VICI Properties, Inc.	15,303	499,031
Weyerhaeuser Co.	10,469	259,526
		6,446,962
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	3,757	253,260
American Electric Power Co., Inc.	7,780	875,250
Constellation Energy Corp.	4,547	1,496,281
Duke Energy Corp.	11,351	1,404,686
Edison International	5,697	314,930
Entergy Corp.	6,507	606,387
Evergy, Inc.	3,268	248,433
Eversource Energy	5,392	383,587
Exelon Corp.	14,658	659,757
FirstEnergy Corp.	7,402	339,160
NextEra Energy, Inc.	29,969	2,262,360
NRG Energy, Inc.	2,816	456,051
PG&E Corp.	31,965	482,032
Pinnacle West Capital Corp.	1,644	147,401
PPL Corp.	10,669	396,460
Southern Co.	15,994	1,515,752
Xcel Energy, Inc.	8,582	692,138
		12,533,925
Gas Utilities 0.1%
Atmos Energy Corp.	2,346	400,580
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,372	136,496
Vistra Corp.	4,636	908,285
		1,044,781
Multi-Utilities 0.6%
Ameren Corp.	3,889	405,934
CenterPoint Energy, Inc.	9,365	363,362
CMS Energy Corp.	4,299	314,945
Consolidated Edison, Inc.	5,231	525,820
Dominion Energy, Inc.	12,392	758,018
DTE Energy Co.	3,064	433,341
NiSource, Inc.	7,049	305,222
Public Service Enterprise Group, Inc.	7,278	607,422
Sempra	9,495	854,360
WEC Energy Group, Inc.	4,705	539,146
		5,107,570
Water Utilities 0.0%
American Water Works Co., Inc.	2,871	399,614
Total Common Stocks (Cost $244,801,826)		830,688,162

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.104% (b), 11/28/2025 (c) (Cost $215,611)	217,000	215,602

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e) (Cost $192,050)	192,050	192,050

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.18% (d) (Cost $3,181,710)	3,181,710	3,181,710

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $248,391,197)	100.1	834,277,524
Other Assets and Liabilities, Net	(0.1)	(447,657)
Net Assets	100.0	833,829,867
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (d) (e)
35,200	156,850 (f)	—	—	—	408	—	192,050	192,050
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.18% (d)
1,121,179	77,346,492	75,285,961	—	—	120,523	—	3,181,710	3,181,710
1,156,379	77,503,342	75,285,961	—	—	120,931	—	3,373,760	3,373,760

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $655,312, which is 0.1% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $476,407.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	12/19/2025	10	3,345,886	3,369,375	23,489
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$830,688,162	$—	$—	$830,688,162
Government & Agency Obligations	—	215,602	—	215,602
Short-Term Investments (a)	3,373,760	—	—	3,373,760
Derivatives (b)
Futures Contracts	23,489	—	—	23,489
Total	$834,085,411	$215,602	$—	$834,301,013

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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